UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 7, 2006 to December 26, 2006

Commission File Number of issuing entity: 333-132809-39

C-BASS 2006-CB9 TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132809

GS Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Credit-Based Asset Servicing and Securitization LLC
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-0395102
30-0395103
30-0395113
30-0395114
30-0395092
30-0395095
30-0395097
30-0395098
30-0395100
30-6131855
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	__________
A-2	☐	☐	☒	__________
A-3	☐	☐	☒	__________
A-4	☐	☐	☒	__________
M-1	☐	☐	☒	__________
M-2	☐	☐	☒	__________
M-3	☐	☐	☒	__________
M-4	☐	☐	☒	__________
M-5	☐	☐	☒	__________
M-6	☐	☐	☒	__________
M-7	☐	☐	☒	__________
M-8	☐	☐	☒	__________
M-9	☐	☐	☒	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On December 26, 2006, a distribution was made to the holders of C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB9. The distribution report is attached to this Form 10-D as Exhibit  99.1.

PART II - OTHER INFORMATION
Item 9. Exhibits.
   (a) The following is a list of documents filed as part of this report on Form 10-D:

    (99.1) Monthly distribution report pursuant to Section 4.03 of the Pooling and Servicing Agreement for the period December 7, 2006 to December 26, 2006.

   (b) The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follow the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Secutities Corp., as Depositor
Date:	January 9, 2007
/s/ Michelle Gill
Name: Michelle Gill
Title: Vice President

Exhibit Index
Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to the holders of the C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB9, relating to the December 26, 2006 distribution.